OIL AND GAS PROPERTIES	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Extractive Industries [Abstract]
OIL AND GAS PROPERTIES

NOTE 6 – OIL AND GAS PROPERTIES

The following table summarizes the Company’s oil and gas activities by classification for the six months ended June 30, 2020 (in thousands):

	Balance at December 31, 2019	Additions	Disposals	Transfers	Balance at June 30, 2020
Oil and gas properties, subject to amortization	$107,164	$4,924	$—	$7,284	$119,372
Oil and gas properties, not subject to amortization	14,896	478	—	(7,284)	8,090
Asset retirement costs	1,547	(230)	—	—	1,317
Accumulated depreciation and depletion	(31,759)	(5,186)	—	—	(36,945)
Total oil and gas assets	$91,848	$(14)	$—	$—	$91,834

For the six-month period ended June 30, 2020, the Company incurred $5,402,000 in capital costs primarily related to the drilling of a salt water disposal well (“SWD”) in our Permian Basin Asset in order to increase the produced water injection capacity for the Company’s Chaveroo field and, in turn, increase production of the corresponding wells therein. The drilling and completion of the SWD was postponed due to the downturn in the economic conditions in the oil and gas industry during the first quarter of 2020, but with the recent increases in oil prices, the Company now plans to complete the SWD in September 2020. The Company will continue to monitor the environment for future completion opportunities.

Also, the Company transferred $7,284,000 in capital costs from three recently completed wells, for which production had not commenced, from unproved properties to proved properties, when production began during the early part of 2020. Additionally, drilling and completion costs of $8,090,000, the majority of which were incurred in the prior year and for the uncompleted SWD noted above, and one well in the Permian Asset, for which production had not yet commenced; were therefore included in the amount not subject to amortization at June 30, 2020.

The depletion recorded for production on proved properties for the three and six months ended June 30, 2020 and 2019, amounted to $1,808,000 compared to $2,715,000, and $5,186,000, compared to $4,855,000, respectively.

NOTE 6 – OIL AND GAS PROPERTIES

The following tables summarize the Company’s oil and gas activities by classification for the years ended December 31, 2019 and 2018, respectively (in thousands):

	Balance at December 31,				Balance at December 31,
	2018	Additions	Disposals	Transfers	2019
Oil and gas properties, subject to amortization	$70,803	$29,900	$(135)	$6,596	$107,164
Oil and gas properties, not subject to amortization	8,516	12,976	—	(6,596)	14,896
Asset retirement costs	2,188	(641)	—	—	1,547
Accumulated depreciation and depletion	(21,045)	(10,714)	—	—	(31,759)
Total oil and gas assets	$60,462	$31,521	$(135)	$—	$91,848

	Balance at December 31,				Balance at December 31,
	2017	Additions	Disposals	Transfers	2018
Oil and gas properties, subject to amortization	$49,356	$21,447	$—	$—	$70,803
Oil and gas properties, not subject to amortization	—	8,516	—	—	8,516
Asset retirement costs	260	1,928	—	—	2,188
Accumulated depreciation and depletion	(14,694)	(6,351)	—	—	(21,045)
Total oil and gas assets	$34,922	$25,540	$—	$—	$60,462

For the year ended December 31, 2019, the Company incurred $26,362,000 in drilling and completion costs relating to the drilling of nine wells and corresponding facility costs in its Permian Basin Asset, in addition to amounts incurred for the participation (non-operated working interest) in the drilling of 11 total wells in the DJ Basin ($2,500,000 noted below), and the acquisition of oil and gas assets from Manzano LLC and Manzano Energy Partners II, LLC (“Manzano”) ($764,000 noted below) and from a private operator ($350,000 noted below). Also, the Company transferred $6,596,000 in capital costs from four wells which were not completed at the beginning of the period from unproved properties to proved properties when production began in March and April of 2019. At December 31, 2019, drilling and completion costs of $12,976,000 had been incurred for four of the nine wells in its Permian Asset; however, as production had not yet commenced, this amount was included in the amount not subject to amortization at December 31, 2019.

The depletion recorded for production on proved properties for the year ended December 31, 2019 and 2018, amounted to $10,714,000 and $6,351,000, respectively.

On February 1, 2019, for consideration of $743,000, plus $21,000 in acquisition costs, the Company completed an asset purchase from Manzano, whereby the Company purchased approximately 18,000 net leasehold acres, ownership and operated production from one horizontal well currently producing from the San Andres play in the Permian Basin, ownership of three additional shut-in wells, and ownership of one saltwater disposal well. The Company subsequently drilled one Manzano well in Phase Two of its 2019 development plan, which has yet to be completed.

On March 7, 2019, Red Hawk sold rights to 85.5 net acres of oil and gas leases located in Weld County, Colorado, to a third party, for aggregate proceeds of $1.2 million and recognized a gain on sale of oil and gas properties of $920,000 on the Statement of Operations. The sale agreement included a provision whereby the purchaser was required to assign Red Hawk 85 net acres of leaseholds in an area located where the Company already owns other leases in Weld County, Colorado, within nine months from the date of the sale, or to repay the Company up to $200,000 (proportionally adjusted for the amount of leasehold delivered). In December 2019, the purchaser assigned Red Hawk 121 net acres of leaseholds with a value of $121,000, which the Company recognized as an additional gain on the Statement of Operations.

On June 10, 2019, for consideration of $350,000, the Company completed an asset purchase from a private operator, whereby the Company purchased approximately 2,076 net leasehold acres, ownership and operated production from 22 vertical wells currently producing from the San Andres play in the Permian Basin and ownership of three injection wells.

The Company participated in the drilling and completion of 11 horizontal wells in the DJ-Basin by third-party outside operators and incurred $2.5 million in net participation costs.

For the year ended December 31, 2018, the Company incurred $9,975,000 in drilling and completion costs, in addition to amounts incurred for the participation (non-operated working interest) in the drilling of two wells in the DJ Basin ($295,000), the acquisition of Condor ($693,000 as detailed below) and the acquisition of the New Mexico assets ($19,000,000 as detailed below). At December 31, 2018, drilling and completion costs of $8,516,000 had been incurred for wells that had not been completed. Therefore, this amount was included in the amount not subject to amortization at December 31, 2018.

Acquisition of New Mexico Properties

On August 1, 2018, the Company entered into a Purchase and Sale Agreement with Milnesand Minerals Inc., Chaveroo Minerals Inc., Ridgeway Arizona Oil Corp. (“RAOC”), and EOR Operating Company (“EOR”) (collectively the “Seller”)(the “Purchase Agreement”). The transaction closed on August 31, 2018, and the effective date of the acquisition was September 1, 2018. Pursuant to the Purchase Agreement, the Company acquired certain oil and gas assets described in greater detail below (the “New Mexico Assets”) from the Seller in consideration for $18,500,000 (of which $500,000 was held back to provide for potential indemnification of the Company under the Purchase Agreement and Stock Purchase Agreement (described below), with one-half ($250,000) to be released to Seller 90 days after closing and the balance ($250,000) to be released 180 days after closing (provided that if a court of competent jurisdiction determines that any part of the amount withheld by the Company subsequent to 180 days after closing was in fact due to the Seller, the Company is required to pay the Seller 200%, instead of 100%, of the amount so retained).

The New Mexico Assets represent approximately 23,000 net leasehold acres, current operated production, and all the Seller’s leases and related rights, oil and gas and other wells, equipment, easements, contract rights, and production (effective as of the effective date) as described in the Purchase Agreement. The New Mexico Assets are located in the San Andres play in the Permian Basin situated in West Texas and Eastern New Mexico, with all acreage and production 100% operated, and substantially all acreage held by production (“HBP”).

Also on August 31, 2018, the Company closed the transactions under the August 1, 2018 Stock Purchase Agreement with Hunter Oil Production Corp. (“Hunter Oil”), and acquired all the stock of RAOC and EOR (the “Acquired Companies”) for net cash paid of $500,000 (an aggregate purchase price of $2,816,000, less $2,316,000 in restricted cash which the Acquired Companies are required to maintain as of the closing date). The Stock Purchase Agreement contains customary representations and warranties of the parties, post-closing adjustments, and indemnification requirements requiring Hunter Oil to indemnify us for certain items.

On December 17, 2018, the Company and Seller agreed that the Company would pay to Seller $25,000 for all post-closing adjustments and post-closing support under the Purchase Agreement and accelerate the payment by the Company to Seller of the final $250,000 to be released 180 days after closing, which payments were made by the Company to Seller on December 17, 2018.

The following table summarizes the allocation of the purchase price to the net assets acquired (in thousands):

Purchase price at September 1, 2018
Cash paid	$20,816
Contingent consideration	500
Total consideration paid	$21,316

Fair value of net assets acquired at September 1, 2018
Restricted cash for bonds	$2,316
Oil and gas properties	21,012
Total assets	23,328

Asset retirement obligations	2,012
Total liabilities	2,012
Net assets acquired	$21,316

The following table presents the Company’s supplemental unaudited consolidated pro forma total revenues, lease operating costs, net income (loss) and net income (loss) per common share for the year ended December 31, 2018 as if the acquisition of the New Mexico assets had occurred on January 1, 2018 (in thousands except for share and per share amounts):

	PEDEVCO	New Mexico Asset Acquisition(1)	Proforma Combined
Revenue	$4,523	$1,222	$5,745
Lease operating costs	$(2,821)	$(931)	$(3,752)
Net income (loss)	53,607	$(1,481)	$52,126
Net income (loss) per common share (diluted)	$4.74	$(0.15)	$4.59

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(1)	Amount are based on Company estimates.

Acquisition of Condor Properties from MIE Jurassic Energy Corporation

On August 1, 2018, the Company entered into a Membership Interest Purchase Agreement (the “Membership Purchase Agreement”) with MIE Jurassic Energy Corporation (“MIEJ”) to acquire 100% of the outstanding membership interests of Condor from MIEJ in exchange for cash paid of $537,000. Condor owns approximately 2,340 net leasehold acres, 100% held by production (HBP), located in Weld and Morgan Counties, Colorado, with four operated, producing wells.

The following table summarizes the allocation of the purchase price to the net assets acquired (in thousands):

Purchase price at August 1, 2018
Cash paid	$537

Fair value of net assets acquired at August 1, 2018
Cash	$2
Accounts receivable – oil and gas	59
Other current assets	39
Oil and gas properties	742
Bonds	105
Total assets	947

Current liabilities	361
Asset retirement obligations	49
Total liabilities	410
Final Purchase price	$537